CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Class A [Member]	Preferred Stock Class B [Member]	Preferred Stock Class C [Member]	Common Stock [Member]	Treasury Stock [Member]	Class A Preferred Treasury Stock [Member]	Class B Preferred Treasury Stock [Member]	Additional Paid-in Capital [Member]	Repurchased Shares [Member]	Deposit For Future Stock Subscriptions [Member]	Retained Earnings [Member]	Total
Balance, June 30, 2020, as restated see Note L at Dec. 31, 2019	$ 2,560	$ 3,735	$ 1	$ 29,564	$ (5,100,218)	$ (179,368)	$ (79,882)	$ 25,207,137			$ (20,049,044)	$ (165,515)
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	2,560,000	3,735,784	1,000	29,564,014	24,134,448	100,000	44,535
Issuance of common stock				$ 20				99,980				100,000
Stock Issued During Period, Shares, New Issues				20,000
Issuance of Warrants for Service								89,155				89,155
Net loss for the three months ended September 30, 2020, as restated see Note L											(923,051)	(923,051)
Issuance of common stock for services				$ 11				52,759				52,770
Stock Issued During Period, Shares, Issued for Services				10,554
Balance, September 30, 2020, as restated see Note L at Mar. 31, 2020	$ 2,560	$ 3,735	$ 1	$ 29,595	$ (5,100,218)	$ (179,368)	$ (79,882)	25,529,084	0	0	(20,972,095)	(766,588)
Shares, Outstanding, Ending Balance at Mar. 31, 2020	2,560,000	3,735,784	1,000	29,594,568	24,134,448	100,000	44,535
Issuance of detachable warrants with Debt								80,053				80,053
Balance, June 30, 2020, as restated see Note L at Dec. 31, 2019	$ 2,560	$ 3,735	$ 1	$ 29,564	$ (5,100,218)	$ (179,368)	$ (79,882)	25,207,137			(20,049,044)	(165,515)
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	2,560,000	3,735,784	1,000	29,564,014	24,134,448	100,000	44,535
Net loss for the three months ended September 30, 2020, as restated see Note L												(1,733,966)
Balance, September 30, 2020, as restated see Note L at Sep. 30, 2020	$ 2,520	$ 3,652	$ 1	$ 29,762	$ (5,100,218)	$ (179,368)	$ (79,882)	25,749,895	(80,000)	0	(21,783,010)	(1,436,648)
Shares, Outstanding, Ending Balance at Sep. 30, 2020	2,520,000	3,652,451	1,000	29,762,072	24,134,448	100,000	44,535
Balance, June 30, 2020, as restated see Note L at Mar. 31, 2020	$ 2,560	$ 3,735	$ 1	$ 29,595	$ (5,100,218)	$ (179,368)	$ (79,882)	25,529,084	0	0	(20,972,095)	(766,588)
Shares, Outstanding, Beginning Balance at Mar. 31, 2020	2,560,000	3,735,784	1,000	29,594,568	24,134,448	100,000	44,535
Net loss for the three months ended September 30, 2020, as restated see Note L											(361,344)	(361,344)
Conversion of series A preferred stock to common stock	$ (40)			$ 40
Conversion of Series A Preferred Stock to Common Stock, Shares	(40,000)			40,000
Balance, September 30, 2020, as restated see Note L at Jun. 30, 2020	$ 2,520	$ 3,735	$ 1	$ 29,635	$ (5,100,218)	$ (179,368)	$ (79,882)	25,529,084	(80,000)	0	(21,333,439)	(1,207,932)
Shares, Outstanding, Ending Balance at Jun. 30, 2020	2,520,000	3,735,784	1,000	29,634,568	24,134,448	100,000	44,535
Repurchase agreement									(80,000)			(80,000)
Conversion of series B preferred stock to common stock		(83)		$ 83
Conversion of Series B Preferred Stock to Common Stock. Shares			(83,333)	83,333
Conversion of warrants				$ 1				2,499				2,500
Conversion of Warrants, Shares				500
Issuance of common stock				$ 41				206,834				206,875
Stock Issued During Period, Shares, New Issues				41,375
Net loss for the three months ended September 30, 2020, as restated see Note L											(449,571)	(449,571)
Issuance of common stock for services				$ 2				11,478				11,480
Stock Issued During Period, Shares, Issued for Services				2,296
Balance, September 30, 2020, as restated see Note L at Sep. 30, 2020	$ 2,520	$ 3,652	$ 1	$ 29,762	$ (5,100,218)	$ (179,368)	$ (79,882)	25,749,895	(80,000)	0	(21,783,010)	(1,436,648)
Shares, Outstanding, Ending Balance at Sep. 30, 2020	2,520,000	3,652,451	1,000	29,762,072	24,134,448	100,000	44,535
Balance, June 30, 2020, as restated see Note L at Dec. 31, 2020	$ 2,420	$ 3,412	$ 1	$ 30,225	$ (5,100,218)	$ (179,368)	$ (79,882)	26,352,142	(80,000)	121,055	(22,071,742)	(1,001,955)
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	2,420,000	3,412,885	1,000	30,224,653	24,134,448	100,000	44,535
Conversion of series B preferred stock to common stock		$ (461)		$ 461
Conversion of Series B Preferred Stock to Common Stock. Shares		(461,270)		461,270
Conversion of warrants				$ 15				75,985				76,000
Conversion of Warrants, Shares				15,200
Issuance of common stock for cash already received				$ 24				121,031		(121,055)
[custom:IssuanceOfCommonStockForCashAlreadyReceivedShares]				24,211
Issuance of common stock				$ 9				46,866				46,875
Stock Issued During Period, Shares, New Issues				9,375
Issuance of Warrants for Service								51,344				51,344
Issuance of Warrants								6,047				6,047
Net loss for the three months ended September 30, 2020, as restated see Note L											(564,640)	(564,640)
Balance, September 30, 2020, as restated see Note L at Mar. 31, 2021	$ 2,420	$ 2,951	$ 1	$ 30,734	$ (5,100,218)	$ (179,368)	$ (79,882)	26,653,415	(80,000)		(22,636,382)	(1,386,329)
Shares, Outstanding, Ending Balance at Mar. 31, 2021	2,420,000	2,951,615	1,000	30,734,709	24,134,448	100,000	44,535
Balance, June 30, 2020, as restated see Note L at Dec. 31, 2020	$ 2,420	$ 3,412	$ 1	$ 30,225	$ (5,100,218)	$ (179,368)	$ (79,882)	26,352,142	(80,000)	121,055	(22,071,742)	(1,001,955)
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	2,420,000	3,412,885	1,000	30,224,653	24,134,448	100,000	44,535
Net loss for the three months ended September 30, 2020, as restated see Note L												(1,422,987)
Balance, September 30, 2020, as restated see Note L at Sep. 30, 2021	$ 2,380	$ 2,856	$ 1	$ 6,810	$ 0	$ (179,368)	$ (79,882)	21,961,889	(80,000)		(23,515,665)	(1,880,979)
Shares, Outstanding, Ending Balance at Sep. 30, 2021	2,380,000	2,856,335	1,000	6,810,322	0	100,000	44,535
Balance, June 30, 2020, as restated see Note L at Mar. 31, 2021	$ 2,420	$ 2,951	$ 1	$ 30,734	$ (5,100,218)	$ (179,368)	$ (79,882)	26,653,415	(80,000)		(22,636,382)	(1,386,329)
Shares, Outstanding, Beginning Balance at Mar. 31, 2021	2,420,000	2,951,615	1,000	30,734,709	24,134,448	100,000	44,535
Conversion of series B preferred stock to common stock		$ (55)		$ 55
Conversion of Series B Preferred Stock to Common Stock. Shares		(55,280)		55,280
Net loss for the three months ended September 30, 2020, as restated see Note L											(446,256)	(446,256)
Conversion of series A preferred stock to common stock	$ (40)			$ 40
Conversion of Series A Preferred Stock to Common Stock, Shares	(40,000)			40,000
Issuance of warrants in connection with conversion of other warrants								10,728				10,728
Warrants exercised				$ 29				145,001				145,030
[custom:WarrantsExercisedEquityShares]				29,006
Cancellation of Treasury Stock				$ (24,134)	$ 5,100,218			(5,076,084)
Stock Repurchased and Retired During Period, Shares				(24,134,448)	(24,134,448)
Balance, September 30, 2020, as restated see Note L at Jun. 30, 2021	$ 2,380	$ 2,896	$ 1	$ 6,724	$ 0	$ (179,368)	$ (79,882)	21,733,060	(80,000)		(23,082,638)	(1,676,827)
Shares, Outstanding, Ending Balance at Jun. 30, 2021	2,380,000	2,896,335	1,000	6,724,547	0	100,000	44,535
Conversion of series B preferred stock to common stock		$ (40)		$ 40
Conversion of Series B Preferred Stock to Common Stock. Shares		(40,000)		40,000
Conversion of warrants
Issuance of common stock				$ 45				226,830				226,875
Stock Issued During Period, Shares, New Issues				45,375
Net loss for the three months ended September 30, 2020, as restated see Note L											(433,027)	(433,027)
Issuance of common stock for services				$ 1				1,999				2,000
Stock Issued During Period, Shares, Issued for Services				400
Balance, September 30, 2020, as restated see Note L at Sep. 30, 2021	$ 2,380	$ 2,856	$ 1	$ 6,810	$ 0	$ (179,368)	$ (79,882)	$ 21,961,889	$ (80,000)		$ (23,515,665)	$ (1,880,979)
Shares, Outstanding, Ending Balance at Sep. 30, 2021	2,380,000	2,856,335	1,000	6,810,322	0	100,000	44,535